Share-based compensation - Schedule of Share-Based Payment Arrangement Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based payment arrangements
Share-based compensation	$ 20,010	$ 28,017
Stock options
Share-based payment arrangements
Share-based compensation	7,591	13,130
Performance stock units
Share-based payment arrangements
Share-based compensation	501	0
Restricted stock units
Share-based payment arrangements
Share-based compensation	$ 11,918	$ 14,887